Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.
Basis of Presentation and General Information

Euroseas Ltd. was formed on
May 5, 2005
under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship owning companies in existence at that time. Euroseas Ltd, through its wholly owned vessel owning subsidiaries (collectively the “Company”) is engaged in the ocean transportation of drybulk commodities and containers through ownership and operation of drybulk vessels and containerships.

The operations of the vessels are managed by Eurobulk (“Management Company”) and Eurobulk FE, (collectively the “Management Companies”), corporations controlled by members of the Pittas family. Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manilla, Philippines Suite
1003,
10th
Floor Ma. Natividad Building,
470
T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note
5
).

The Pittas family is the controlling shareholder of Friends Investment Company Inc. which owns
31.8%
of the Company’s shares as of
June 30, 2017.

The accompanying unaudited condensed consolidated financial statements include the accounts of Euroseas Ltd., and its wholly owned vessel owning subsidiaries and should be read in conjunction with the audited consolidated financial statements for the year ended
December 31, 2016
as filed with the U.S. Securities and Exchange Commission (“SEC”) on Form
20
-F.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not
include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six
month period ended
June 30, 2017
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December 31, 2017.

As of
June 30, 2017,
the Company had a working capital deficit of
$3.42
million and capital commitments of
$20.25
million remaining to be paid for the construction of its Kamsarmax newbuilding (Hull number YZJ
1153
). The Company intends to fund any working capital requirements and capital commitments via cash at hand, cash flow from operations, new mortgage debt financing for the vessel under construction, debt balloon payment refinancing, proceeds from its at-the-market offering and other equity offerings. In the unlikely event that these are not
sufficient, the Company
may
also draw down up to
$4.00
million under a commitment from COLBY Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, and possible vessel sales (where equity will be released) or sale of the newbuilding contract itself, if required, among other options. The Company believes that it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. Consequently, the interim condensed consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.